Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of Property Plant and Equipment

		Machinery		Computers
	Land and	and	Motor	and	Office
	Building	equipment	Vehicles	equipment	Furniture	Total
Consolidated Cost:
Balance - January 1, 2020	55,438	5,705	13,002	5,434	1,823	81,402
Changes during 2020:
Additions	684	1,199	130	860	30	2,903
Dispositions	-	-	(1,200)	-	-	(1,200)

Balance – December 31, 2020	56,122	6,904	11,932	6,294	1,853	83,105
Changes during 2021:
Additions	1,343	2,273	1,594	888	111	6,209
Dispositions	-	-	(2,069)	-	-	(2,069)

Balance – December 31, 2021	57,465	9,177	11,457	7,182	1,964	87,245

Accumulated depreciation:
Balance – January 1, 2020	22,432	4,565	11,476	4,387	1,021	43,881
Changes during 2020:
Additions	1,928	578	822	381	70	3,779
Dispositions	-	-	(1,200)	-	-	(1,200)
Balance – December 31, 2020	24,360	5,143	11,098	4,768	1,091	46,460
Changes during 2021:
Additions	2,012	379	1,070	559	20	4,040
Dispositions	-	-	(2,069)	-	-	(2,069)
Balance – December 31, 2021	26,372	5,522	10,099	5,327	1,111	48,431

Net book value:
December 31, 2021	31,093	3,655	1,358	1,855	853	38,814
December 31, 2020	31,762	1,761	834	1,526	762	36,645

Net book value (USD in thousands):
December 31, 2021	9,998	1,175	437	596	274	12,480
December 31, 2020	10,213	566	268	491	245	11,783